Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Management fees income	$ 899,000	$ 1,017,000	$ 680,000	[1]
Due to Related Parties	24,000,000	20,100,000
Joint Venture Apartment Communities [Member]
Related Party Transaction [Line Items]
Asset management fees	346,000	426,000	360,000
Construction management fees	3,000	3,000	6,000
Due from Related Parties	$ 3,100,000	$ 400,000	$ 800,000
Minimum [Member] | Joint Venture Apartment Communities [Member]
Related Party Transaction [Line Items]
Joint venture property managment fee (percentage)	4.00%
Maximum [Member] | Joint Venture Apartment Communities [Member]
Related Party Transaction [Line Items]
Joint venture property managment fee (percentage)	4.25%

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